Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
France	$ (7,930)	$ (8,582)	$ (8,766)
France [Member]
France	(14,216)	(8,582)	(8,766)
United States [Member]
France	$ 6,286	$ 0	$ 0